Financial instruments - Fair values of listed and non-listed equity investments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 EUR (€) item
Financial instruments
Financial assets	€ 5,845,634	€ 5,796,379
Equity investments
Financial instruments
Financial assets	89,508	187,600
FVOCI - Assets
Financial instruments
Financial assets	414,792	436,645
FVOCI - Assets | Equity investments
Financial instruments
Amount of gains transferred from OCI to retained earnings	21,125	0
Dividends recognized	44	65
Financial assets	€ 58,497	€ 66,787
FVOCI - Assets | Non-listed equity investments
Financial instruments
Number of equity investments | item	10	11
Financial assets	€ 58,497	€ 66,787
FVOCI - Assets | Listed equity investments
Financial instruments
Number of equity investments | item	0	0